Standardized measure of discounted future net cash flows: (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Brazil 1 [Member]
IfrsStatementLineItems [Line Items]
Future cash inflows	$ 612,924	$ 333,248	$ 535,788
Future production costs	(264,158)	(182,534)	(272,381)
Future development costs	(44,027)	(31,236)	(34,346)
Future income tax expenses	(104,568)	(46,862)	(86,012)
Undiscounted future net cash flows	200,171	72,616	143,049
10 percent midyear annual discount for timing of estimated cash flows (1)	(85,391)	(26,638)	(54,928)
Standardized measure of discounted future net cash flows	114,780	45,978	88,121
South America 1 [Member]
IfrsStatementLineItems [Line Items]
Future cash inflows	587	69	609
Future production costs	(261)	(51)	(285)
Future development costs	(107)	(16)	(141)
Future income tax expenses	(61)		(31)
Undiscounted future net cash flows	159	2	152
10 percent midyear annual discount for timing of estimated cash flows (1)	(70)		(83)
Standardized measure of discounted future net cash flows	89	1	69
Abroad [Member]
IfrsStatementLineItems [Line Items]
Future cash inflows	587	69	609
Future production costs	(261)	(51)	(285)
Future development costs	(107)	(16)	(141)
Future income tax expenses	(61)		(31)
Undiscounted future net cash flows	159	2	152
10 percent midyear annual discount for timing of estimated cash flows (1)	(70)		(83)
Standardized measure of discounted future net cash flows	89	1	69
Total 1 [Member]
IfrsStatementLineItems [Line Items]
Future cash inflows	613,511	333,317	536,397
Future production costs	(264,419)	(182,585)	(272,666)
Future development costs	(44,134)	(31,252)	(34,487)
Future income tax expenses	(104,628)	(46,862)	(86,044)
Undiscounted future net cash flows	200,330	72,618	143,200
10 percent midyear annual discount for timing of estimated cash flows (1)	(85,461)	(26,638)	(55,010)
Standardized measure of discounted future net cash flows	114,869	45,979	88,190
Equity Method Investees 5 [Member]
IfrsStatementLineItems [Line Items]
Future cash inflows	1,129	667	4,045
Future production costs	(329)	(465)	(1,349)
Future development costs	(28)	(48)	(515)
Future income tax expenses		(79)	(438)
Undiscounted future net cash flows	772	75	1,743
10 percent midyear annual discount for timing of estimated cash flows (1)	(303)	(1)	(332)
Standardized measure of discounted future net cash flows	$ 470	$ 74	$ 1,412